SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Investors
Municipal
Cash Fund


September 30, 2000


o    Tax-Exempt New York Money Market Fund

o    Investors Pennsylvania Municipal Cash Fund

o    Investors Florida Municipal Cash Fund

o    Investors New Jersey Municipal Cash Fund

o    Investors Michigan Municipal Cash Fund






Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

Dear Shareholder:

We appreciate your decision to invest in the Investors Municipal Cash Fund. The Fund series includes:

o        Tax-Exempt New York Money Market Fund

o        Investors Pennsylvania Municipal Cash Fund

o        Investors New Jersey Municipal Cash Fund

o        Investors Michigan Municipal Cash Fund

o        Investors Florida Municipal Cash Fund

To provide you with an update of holdings and financial highlights, on the following pages you'll find the Fund's semiannual report for the six-months ended September 30, 2000.

Thank you again for your investment in the Investors Municipal Cash Fund. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

October 1, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.



Fund Results
As of September 30, 2000
---------------------------------------------------------------------------
                                                        7-Day   Equivalent
                                                       Current    Taxable
                                                        Yield      Yield
---------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                 3.71%      6.57%
---------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund            3.85%      6.30%
---------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund              3.88%      6.59%
---------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                4.15%      6.91%
---------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                 3.99%      6.34%
---------------------------------------------------------------------------


Notes

The Fund's net yield is the sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare the Fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York and New York City marginal income tax rate 43.5%. The Pennsylvania, New Jersey and Michigan Funds' equivalent taxable yields are based upon the Funds' yields and a combined Federal and State marginal income tax rate of 38.9%, 41.1% and 39.9% respectively. The Florida Fund equivalent taxable yield is based upon the Fund's yield and 37.1% Federal income tax rate. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at September 30, 2000 (Unaudited)


                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 59.4%
---------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,
   Cornell University, 5.25-5.50%                                                      $    8,600,000 $    8,600,000
---------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,
   Glen Eddy, Inc., 5.25%                                                                   7,500,000      7,500,000
---------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,
   Memorial Sloan, 5.50%                                                                    1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,
   Electric & Gas, 5.40%                                                                    3,740,000      3,740,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Contract Obligation, 5.45%                                                               7,700,000      7,700,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   East 84th Street, 5.30%                                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Hospital for Special Surgery, 4.45%                                                      2,785,000      2,785,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Normandie Court I Project, 5.45%                                                         3,500,000      3,500,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   Related East 39 Street, 5.55%                                                            7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,
   6th Avenue, 5.55%                                                                        5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
New York Job Development Authority, 5.55%                                                   1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
New York Medical Care Facilities Finance Agency, 5.20%                                      1,300,000      1,300,000
---------------------------------------------------------------------------------------------------------------------
Albany
   Industrial Development Agency,
   Davies Office Refurbishing, 5.55%                                                        1,650,000      1,650,000
---------------------------------------------------------------------------------------------------------------------
Babylon
   Industrial Development Agency,
   J. D'Addario Realty Co. Project, 5.50%                                                   1,700,000      1,700,000
---------------------------------------------------------------------------------------------------------------------
Babylon
   Industrial Development Agency,
   OFS Equity Babylon Project, 5.50%                                                        2,000,000      2,000,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Hempstead
   Industrial Development Agency,
   Nassau Energy, 5.55%                                                                $    1,000,000 $    1,000,000
---------------------------------------------------------------------------------------------------------------------
Monroe
   Industrial Development Agency,
   Office Building, 5.45%                                                                   1,674,000      1,674,000
---------------------------------------------------------------------------------------------------------------------
New York City
   General Obligation, 5.55%-5.60%                                                         16,200,000     16,200,000
---------------------------------------------------------------------------------------------------------------------
New York City
   Health and Hospitals Corporation, 5.20%-5.25%                                           10,040,000     10,040,000
---------------------------------------------------------------------------------------------------------------------
New York City
   Trust for Cultural Resources,
   American Museum of National History, 5.25%                                               1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
New York City
   Trust for Cultural Resources,
   Asia Society, 5.30%                                                                      3,500,000      3,500,000
---------------------------------------------------------------------------------------------------------------------
New York City
   Trust for Cultural Resources,
   Carnegie Hall, 4.30%                                                                     2,850,000      2,850,000
---------------------------------------------------------------------------------------------------------------------
New York City
   Water Finance Authority,
   Water & Sewer System, 5.50%                                                              5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Niagara County
   Industrial Development Agency,
   Solid Waste Disposal, 5.50%                                                              8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Onondaga
   Industrial Development Agency,
   Southern Container Corp., 5.55%                                                          1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
Schenectady
   Industrial Development Agency,
   Scotia Industrial Park Project, 5.35%                                                    1,570,000      1,570,000
---------------------------------------------------------------------------------------------------------------------
St. Lawrence County
   Industrial Development Agency,
   Reynolds Metals Company Project, 5.30%                                                     500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $112,009,000)                                                 112,009,000
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------

Other Securities -- 40.6%
---------------------------------------------------------------------------------------------------------------------
Long Island
   Power Authority, 4.10%-4.25%, 10/11/2000-11/10/2000                                 $   26,700,000 $   26,700,000
---------------------------------------------------------------------------------------------------------------------
New York
   Dormitory Authority, Columbia University,
   4.10%, 10/6/2000-10/13/2000                                                              8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
New York
   General Obligation, 4.15%-4.25%, 10/10/2000-11/10/2000                                   5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
New York
   Metropolitan Transportation Authority,
   4.15%, 10/12/2000                                                                        5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
New York
   Power Authority, 4.15%-4.25%, 10/11/2000-11/13/2000                                     18,000,000     18,000,000
---------------------------------------------------------------------------------------------------------------------
New York City
   General Obligation, 4.25%-4.30%, 11/8/2000-11/15/2000                                    8,900,000      8,900,000
---------------------------------------------------------------------------------------------------------------------
New York City
   Municipal Water Finance Authority, 4.10%, 11/9/2000                                      5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $76,600,000)                                                                  76,600,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $188,609,000) (a)                                             $  188,609,000
---------------------------------------------------------------------------------------------------------------------


         Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)      Cost for federal income tax purposes was $188,609,000.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2000 and are payable within five business days.



    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at September 30, 2000 (Unaudited)

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 81.2%
---------------------------------------------------------------------------------------------------------------------
Pennsylvania Obligations
---------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education
   Educational Facilities Authority Revenue, Series B, 5.50%                           $    1,225,000 $    1,225,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education
   Educational Facilities Authority Revenue, Series C, 5.60%                                  400,000        400,000
---------------------------------------------------------------------------------------------------------------------
Allegheny County
   Industrial Development Authority, 5.40%                                                  1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Allentown
   Hospital Authority Revenue, 5.50%                                                          100,000        100,000
---------------------------------------------------------------------------------------------------------------------
Cambria County
   Industrial Development Authority, 5.50%                                                  1,525,000      1,525,000
---------------------------------------------------------------------------------------------------------------------
Dallastown Area School District
   General Obligation, 5.60%                                                                  965,000        965,000
---------------------------------------------------------------------------------------------------------------------
Dauphin County
   General Authority Revenue, 5.60%                                                         1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
Delaware County
   Industrial Development Authority, 5.60%                                                    100,000        100,000
---------------------------------------------------------------------------------------------------------------------
Delaware Valley
   Regional Financing Authority, 5.45%                                                        700,000        700,000
---------------------------------------------------------------------------------------------------------------------
East Hempfield County
   Industrial Development Authority, 5.60%                                                  1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, Series A, 5.62%                                                 700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Emmaus
   General Authority Revenue, Series B, 5.65%                                                 900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Erie County
   Hospital Authority Revenue, 5.50%                                                          100,000        100,000
---------------------------------------------------------------------------------------------------------------------
Gettysburg
   Industrial Development Authority, 5.40%                                                    700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Gettysburg
   Industrial Development Authority, 5.55%                                                    100,000        100,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Indiana County
   Industrial Development Authority, 5.65%                                             $      900,000 $      900,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County
   General Obligation, 5.60%                                                                  300,000        300,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County
   Hospital Authority Revenue, 5.62%                                                          900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Lebanon County
   Health Center Revenue, 5.62%                                                               600,000        600,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County
   Industrial Development Authority, 4.35%                                                    280,000        280,000
---------------------------------------------------------------------------------------------------------------------
Northumberland County
   Industrial Development Authority, 5.60%                                                    885,000        885,000
---------------------------------------------------------------------------------------------------------------------
Quakertown
   Hospital Authority Revenue, 5.55%                                                          900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Schuylkill County
   Industrial Development Authority, 5.45%                                                    600,000        600,000
---------------------------------------------------------------------------------------------------------------------
State Public School
   Building Authority Revenue, Series D, 5.60%                                                595,000        595,000
---------------------------------------------------------------------------------------------------------------------
Venango
   Industrial Development Authority, Pollution Control Revenue, 5.10%                         285,000        285,000
---------------------------------------------------------------------------------------------------------------------
Washington County
   Authority Lease Revenue, Higher Education Lease Revenue, 5.50%                             910,000        910,000
---------------------------------------------------------------------------------------------------------------------
Other Obligations
---------------------------------------------------------------------------------------------------------------------
Texas
   Grapevine
   Industrial Development Authority, 5.50%                                                  1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Washington
   Health Care Facilities Authority Revenue, 5.50%                                            500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $19,470,000)                                                   19,470,000
---------------------------------------------------------------------------------------------------------------------

Other Securities -- 18.8%
---------------------------------------------------------------------------------------------------------------------
Pennsylvania State
   General Obligation, 4.05%, 11/9/2000                                                       300,000        300,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania State
   General Obligation, 4.25%, 11/9/2000                                                     1,000,000      1,000,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Beaver County Duquesne
   Industrial Development Authority, 4.20%, 11/10/2000                                 $    1,000,000 $    1,000,000
---------------------------------------------------------------------------------------------------------------------
Delaware County
   Industrial Development Authority, 4.25%, 10/13/2000                                        200,000        200,000
---------------------------------------------------------------------------------------------------------------------
Montgomery County
   Industrial Development Authority, 4.20%, 11/9/2000                                       1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Montgomery County
   Industrial Development Authority, 4.20%, 11/13/2000                                        500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Montgomery County
   Industrial Development Authority, 4.25%, 11/13/2000                                        500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $4,500,000)                                                                    4,500,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $23,970,000) (a)                                              $   23,970,000
---------------------------------------------------------------------------------------------------------------------


         Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)      Cost for federal income tax purposes was $23,970,000.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2000 and are payable within five business days.




    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at September 30, 2000 (Unaudited)

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 73.5%
---------------------------------------------------------------------------------------------------------------------
Florida Obligations
---------------------------------------------------------------------------------------------------------------------
Alachua County
   Health Facilities Authority, 4.40%                                                  $      330,000 $      330,000
---------------------------------------------------------------------------------------------------------------------
Alachua County
   Health Facilities Authority, 4.50%                                                         250,000        250,000
---------------------------------------------------------------------------------------------------------------------
Alachua County
   Health Facilities Authority, 5.55%                                                       1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
Broward County
   Industrial Development Authority, 5.85%                                                    170,000        170,000
---------------------------------------------------------------------------------------------------------------------
Capital Projects Financing Authority, 5.50%                                                 1,600,000      1,600,000
---------------------------------------------------------------------------------------------------------------------
Citrus Park
   Community Development Authority, 5.45%                                                   1,185,000      1,185,000
---------------------------------------------------------------------------------------------------------------------
Collier County
   Cleveland Clinic 99, 5.45%                                                               1,600,000      1,600,000
---------------------------------------------------------------------------------------------------------------------
Dade County
   Aviation Facilities Authority, 5.45%                                                       975,000        975,000
---------------------------------------------------------------------------------------------------------------------
Dade County
   Dolphins Stadium Project, 5.55%                                                          1,030,000      1,030,000
---------------------------------------------------------------------------------------------------------------------
Dade County
   Spectrum Programs, Inc. Project, 5.75%                                                     745,000        745,000
---------------------------------------------------------------------------------------------------------------------
Escambia County
   Health Facilities Authority, 4.50%                                                         250,000        250,000
---------------------------------------------------------------------------------------------------------------------
Gulf Breeze Revenue, 5.50%                                                                  1,770,000      1,770,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough County
   Industrial Development Authority, 5.65%                                                  1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough County
   Industrial Development Authority, 5.70%                                                    400,000        400,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough County
   Industrial Development Authority, 5.75%                                                  1,800,000      1,800,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville
   Health Facilities Authority, 5.75%                                                         500,000        500,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Jacksonville
   Industrial Development Authority, 5.50%                                             $    3,000,000 $    3,000,000
---------------------------------------------------------------------------------------------------------------------
Orange County
   Health Facilities Authority Revenue, 5.55%                                               1,480,000      1,480,000
---------------------------------------------------------------------------------------------------------------------
Orange County
   Housing Finance Authority Revenue, 5.70%                                                 1,750,000      1,750,000
---------------------------------------------------------------------------------------------------------------------
Orange County
   Health Facilities Authority Revenue, 5.75%                                                 300,000        300,000
---------------------------------------------------------------------------------------------------------------------
Putnam County
   Development Authority Pollution Control Revenue, 5.25%                                     825,000        825,000
---------------------------------------------------------------------------------------------------------------------
Putnam County
   Development Authority Pollution Control Revenue, 5.25%                                   2,445,000      2,445,000
---------------------------------------------------------------------------------------------------------------------
St. Lucie County
   Pollution Control Revenue, Florida Power and Light, 5.50%                                2,050,000      2,050,000
---------------------------------------------------------------------------------------------------------------------
Sunshine State Government Finance Authority, 5.50%                                          1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Other Obligations
---------------------------------------------------------------------------------------------------------------------
Pennsylvania
   General Purpose Authority Revenue, Series A, 5.45%                                         500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Washington State
   Health Care Facilities Authority Revenue, 5.50%                                          1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $30,855,000)                                                   30,855,000
---------------------------------------------------------------------------------------------------------------------

Other Securities -- 26.5%
---------------------------------------------------------------------------------------------------------------------
Dade County Aviation Facilities Authority, 4.40%, 12/12/2000                                3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Florida Municipal Power Agency, 4.25%, 10/11/2000                                           1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Florida Municipal Power Agency, 4.25%, 10/26/2000                                             884,000        884,000
---------------------------------------------------------------------------------------------------------------------
Gainesville Utilities Systems Revenue, 4.25%, 10/12/2000                                    1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Gainesville Utilities Systems Revenue, 4.30%, 11/8/2000                                       430,000        430,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville Electric Revenue, 4.40%, 12/11/2000                                              726,000        726,000
---------------------------------------------------------------------------------------------------------------------
Orange County Health Facilities Authority, 4.88%, 10/18/2000                                1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Orlando Capital Improvement Revenue, 4.25%, 11/10/2000                                      1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
Pinellas County Education Facilities Authority, 4.88%, 10/23/2000                           1,500,000      1,500,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Sarasota County Hospital Revenue, 4.30%, 10/18/2000                                    $      200,000 $      200,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $11,140,000)                                                                  11,140,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $41,995,000) (a)                                              $   41,995,000
---------------------------------------------------------------------------------------------------------------------


         Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)      Cost for federal income tax purposes was $41,995,000.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2000 and are payable within five business days.



    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at September 30, 2000 (Unaudited)

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 82.2%
---------------------------------------------------------------------------------------------------------------------
New Jersey Obligations
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   AIRIS Newark Project, 5.40%                                                         $    2,200,000 $    2,200,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Blair Academy, School Revenue, 5.25%                                                     1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Dow Chemical Company, El Dorado Terminals Revenue, 5.45%                                 3,700,000      3,700,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Foreign Trade Zone Project, 5.60%                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   400 International Drive Partners, 5.30%                                                  3,800,000      3,800,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   General Motors Project, 5.40%                                                            1,105,000      1,105,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   National Utility Investors Corp. Project, 5.50%                                            300,000        300,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Natural Gas Co. Project, 5.15%                                                           1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Public Service Electric and Gas Co., 5.05%                                               2,900,000      2,900,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Stolthaven Project, Series A, 5.45%                                                      1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Thermal Energy Facilities Revenue, 5.45%                                                 2,100,000      2,100,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
   Water Facilities Revenue, 5.50%                                                          2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Healthcare Facilities Financing Authority,
   Hospital Capital Asset Financing, 5.20%                                                  3,100,000      3,100,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Healthcare Facilities Financing Authority,
   Pascack Community Services, 5.20%                                                          300,000        300,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Sports and Exposition Authority, 5.40%                                           4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Revenue, Series D, 5.30%                                      5,700,000      5,700,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Essex County
   Improvement Authority Revenue, 5.00%                                                $    3,800,000 $    3,800,000
---------------------------------------------------------------------------------------------------------------------
Somerset County
   Pollution Control Revenue, 5.50%                                                         1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
Union County
   Pollution Control Revenue, 4.50%-4.65%                                                   3,800,000      3,800,000
---------------------------------------------------------------------------------------------------------------------
Other Obligations
---------------------------------------------------------------------------------------------------------------------
Alabama
   Phenix County, Industrial Development Board,
   Environmental Improvement Revenue, 5.55%                                                 2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
California
   Los Angeles Regional Airport Improvement Corp., Lease Revenue, 5.50%                     1,890,000      1,890,000
---------------------------------------------------------------------------------------------------------------------
Delaware
   Delaware River & Bay Authority Revenue, 5.50%                                            1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
New York
   Job Development Authority, 5.50%                                                         1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
   Versatile Structure Special Obligation Revenue, 5.45%                                    3,400,000      3,400,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth
   Highway and Transportation Authority Revenue, 4.50%                                      1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth
   Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 2.60%                              3,800,000      3,800,000
---------------------------------------------------------------------------------------------------------------------
Washington
   Health Care Facilities Authority Revenue, 5.50%                                            900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $62,195,000)                                                   62,195,000
---------------------------------------------------------------------------------------------------------------------

Other Securities -- 17.8%
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, 3.85%, 10/12/2000-10/17/2000                     1,900,000      1,900,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Educational Facilities, Princeton, 3.80%-3.85%, 10/11/2000-11/10/2000            2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Port Authority, 4.10%-4.15%, 11/8/2000-11/10/2000                                4,350,000      4,350,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth
   Government Development Bank, 3.85%, 2/20/2001                                            3,200,000      3,200,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Salem County Pollution Control Revenue, 4.10%, 11/10/2000                              $    2,000,000 $    2,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $13,450,000)                                                                  13,450,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $75,645,000) (a)                                              $   75,645,000
---------------------------------------------------------------------------------------------------------------------


         Interest rates represent yield to date of maturity, except for variable rate securities described below.

(a)      Cost for federal income tax purposes was $75,645,000.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2000 and are payable within five business days.



    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at September 30, 2000 (Unaudited)


                                                                                            Principal
                                                                                             Amount        Value
-----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund
------------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 85.2%
------------------------------------------------------------------------------------------------------------------------
Michigan Obligations
------------------------------------------------------------------------------------------------------------------------
Michigan Higher Education Authority,
   Student Loan, 5.50%                                                                 $      800,000 $      800,000
------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Financing Authority,
   Covenant Retirement, Series A, 5.45%                                                       430,000        430,000
------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Financing Authority,
   Equipment Loan Program, Series A, 5.50%                                                  1,200,000      1,200,000
------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Financing Authority,
   Mt. Clemens General Hospital, 5.60%                                                        800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Michigan Housing Development Authority,
   Laurel Valley, 5.50%                                                                       500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Michigan Housing Development Authority,
   Multi-Family Revenue, River Place Apartments, 5.65%                                      1,400,000      1,400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Job Development Authority,
   Gordon Food Service, Inc. Project, 5.60%                                                 1,100,000      1,100,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Continental Aluminum Project, 5.75%                                                        400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Creative Foam Corp. Project, 5.75%                                                         400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   General Motors Corp. Project, Series A, 5.50%                                            1,200,000      1,200,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Hope Network, Inc. Project, Series A, 5.55%                                                400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund,
   Obligation Revenue, 5.55%                                                                1,200,000      1,200,000
------------------------------------------------------------------------------------------------------------------------
Michigan State University,
   General Revenue, Series A, 5.55%                                                         1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Michigan State University,
   Higher Education Authority, 5.50%                                                          100,000        100,000
------------------------------------------------------------------------------------------------------------------------
University of Michigan,
   Hospital Revenue, Series A, 5.55%                                                        1,000,000      1,000,000

    The accompanying notes are an integral part of the financial statements.

                                       14

                                                                                            Principal
                                                                                              Amount          Value
------------------------------------------------------------------------------------------------------------------------
University of Michigan,
   Hospital Revenue, Series A, 5.55%                                                   $    1,250,000 $    1,250,000
------------------------------------------------------------------------------------------------------------------------
Bruce Township
   Health Care Systems Revenue, Series B, 5.40%                                               700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Detroit
   Sewage Disposal Revenue, Series A, 5.50%                                                 1,100,000      1,100,000
------------------------------------------------------------------------------------------------------------------------
Farmington Hills
   Economic Development Authority, 5.50%                                                      340,000        340,000
------------------------------------------------------------------------------------------------------------------------
Garden City
   Hospital Revenue, Series A, 5.50%                                                          700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Genesee County
   Economic Development Authority, 5.75%                                                      400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Grand Rapids
   Water Supply Revenue, 5.50%                                                              1,100,000      1,100,000
------------------------------------------------------------------------------------------------------------------------
Green Lake Township
   Economic Development Corp., 5.50%                                                        1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Oakland County
------------------------------------------------------------------------------------------------------------------------
Sterling Heights
   Economic Development Corp., 5.75%                                                          700,000        700,000
------------------------------------------------------------------------------------------------------------------------
Wayne County
   Airport Revenue, Series B, 5.50%                                                         1,100,000      1,100,000
------------------------------------------------------------------------------------------------------------------------
Other Obligations
------------------------------------------------------------------------------------------------------------------------
Alabama
   Industrial Development Board Environmental
   Improvement Revenue, Series A, 5.55%                                                       250,000        250,000
------------------------------------------------------------------------------------------------------------------------
Georgia
   Pollution Control Revenue, Georgia Power, 5.60%                                            400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Indiana
   Pollution Control Revenue, Series C, 5.55%                                                 500,000        500,000
------------------------------------------------------------------------------------------------------------------------
Washington
   Health Care Facilities Authority Revenue, Series C, 5.50%                                  800,000        800,000
------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $22,470,000)                                                  22,470,000
------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       15

                                                                                            Principal
                                                                                              Amount          Value
------------------------------------------------------------------------------------------------------------------------
Other Securities -- 14.8%
------------------------------------------------------------------------------------------------------------------------
Michigan
   Strategic Fund, 4.30%, 11/13/2000                                                        1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Michigan
   Strategic Fund, 4.25%, 12/11/2000                                                   $    1,500,000 $    1,500,000
------------------------------------------------------------------------------------------------------------------------
Cornell Mead
   Economic Development Corp., 4.25%, 10/11/2000                                              400,000        400,000
------------------------------------------------------------------------------------------------------------------------
Delta Mead
   Economic Development Corp., 4.25%, 10/12/2000                                            1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $3,900,000)                                                                   3,900,000
------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $26,370,000) (a)                                           $   26,370,000
------------------------------------------------------------------------------------------------------------------------


         Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)      Cost for federal income tax purposes was $26,370,000.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2000 and are payable within five business days.

    The accompanying notes are an integral part of the financial statements.

Financial Statements

-------------------------------------------------------------------------------
Statement of Assets and Liabilities
-------------------------------------------------------------------------------


as of September 30, 2000 (Unaudited)        New York     Pennsylvania      Florida       New Jersey      Michigan
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized
cost                                     $  188,609,000     23,970,000     41,995,000      75,645,000     26,370,000
---------------------------------------------------------------------------------------------------------------------
Cash                                                 --         83,170        567,644       1,796,199             --
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                 300,000             --        185,258         500,000         25,095
---------------------------------------------------------------------------------------------------------------------
Interest receivable                             730,666         88,274        136,719         300,642        124,082
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold               1,664,027        311,314      1,031,258       1,260,357        957,520
---------------------------------------------------------------------------------------------------------------------
Other assets                                         --          7,829             --              --         10,558
---------------------------------------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------
Total assets                                191,303,693     24,460,587     43,915,879      79,502,198     27,487,255
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                         1,201,239             --             --              --        564,670
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                42,072          6,840          9,939          16,626          3,292
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed              2,632,158        283,391      1,227,809       2,966,889        257,356
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                           48,942             --         28,577          17,745             --
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables             101,786             --         35,129          88,282             --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                             4,026,197        290,231      1,301,454       3,089,542        825,318
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                     $  187,277,496     24,170,356     42,614,425      76,412,656     26,661,937
---------------------------------------------------------------------------------------------------------------------
Net Asset Value
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption
price per share                          $         1.00           1.00           1.00            1.00           1.00
                                         ----------------------------------------------------------------------------
(outstanding shares of beneficial
interest, $.01 par value, unlimited
number of shares authorized)                187,277,496     24,170,356     42,614,425      76,412,656     26,661,937
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Operations
-------------------------------------------------------------------------------

Six months ended September 30, 2000
(Unaudited)                                 New York     Pennsylvania      Florida       New Jersey      Michigan
---------------------------------------------------------------------------------------------------------------------

Investment Income
---------------------------------------------------------------------------------------------------------------------
Income:
---------------------------------------------------------------------------------------------------------------------
Interest                                 $    5,184,023        494,263        856,902       1,132,128        545,575
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                  275,444         25,121         43,687          61,667         27,862
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                        236,557         50,595         83,043         150,225         21,518
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                      626,012         57,094         99,289         140,154         39,464
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                    5,323            849          4,817           4,765          1,565
---------------------------------------------------------------------------------------------------------------------
Auditing                                         75,101          2,325         13,299          15,112          4,519
---------------------------------------------------------------------------------------------------------------------
Legal                                             1,500            163          1,980           9,993            871
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                       5,991          4,150          1,480           6,073          2,601
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                          40,220          3,550         11,381          10,818          2,185
---------------------------------------------------------------------------------------------------------------------
Registration fees                               185,531          3,218         10,431          25,111          2,434
---------------------------------------------------------------------------------------------------------------------
Other                                             4,083            223          1,394           9,570          7,694
---------------------------------------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------
Total expenses, before expense reductions     1,455,762        147,288        270,801         433,488        110,713
---------------------------------------------------------------------------------------------------------------------
Expense reductions                             (415,645)       (42,403)       (88,242)       (175,203)       (15,728)
---------------------------------------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------
Total expenses, after expense reductions      1,040,117        104,885        182,559         258,285         94,985
---------------------------------------------------------------------------------------------------------------------
Net investment income                         4,143,906        389,378        674,343         873,843        450,590
---------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investments            --             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                $    4,143,906        389,378        674,343         873,843        450,590
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                     New York                     Pennsylvania                      Florida
                         --------------------------------------------------------------------------------------------
                            Six Months     Year Ended     Six Months      Year Ended     Six Months     Year Ended
                                                             Ended                          Ended
                         Ended September                 September 30,                  September 30,
                             30, 2000       March 31,        2000         March 31,         2000         March 31,
                           (Unaudited)        2000        (Unaudited)        2000        (Unaudited)       2000
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income    $    4,143,906       5,248,867        389,378        302,524         674,343        715,742
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investment
transactions                         --              --             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations               4,143,906       5,248,867        389,378        302,524         674,343        715,742
---------------------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------
Distributions to
shareholders from net
investment income            (4,143,906)     (5,248,867)      (388,378)      (302,524)       (674,343)      (715,742)
---------------------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold   572,013,732   1,282,361,905     87,200,814    133,031,398     165,645,565    271,865,669
---------------------------------------------------------------------------------------------------------------------
Reinvestment of
distributions                 4,089,060       5,200,565        379,628        297,118         660,548        696,446
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed    (631,180,765)  (1,229,703,912)  (84,523,715)  (118,217,571)   (161,135,544)  (255,572,142)
---------------------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from Fund
share transactions          (55,077,973)     57,858,558      3,056,727     15,110,945       5,170,569     16,989,973
---------------------------------------------------------------------------------------------------------------------
Capital contribution
from Scudder Kemper (see
Note 5)                              --              --             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
                           ------------------------------------------------------------------------------------------
Increase (decrease) in
net assets                  (55,077,973)     57,858,558      3,056,727     15,110,945       5,170,569     16,989,973
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of period                   242,355,716     184,497,158     21,113,629      6,002,684      37,443,856     20,453,883
---------------------------------------------------------------------------------------------------------------------
Net assets at end of
period                   $  187,277,496     242,355,716     24,170,356     21,113,629      42,614,425     37,443,856
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   New Jersey                      Michigan
                                                        -------------------------------------------------------------
                                                          Six Months                      Six Months
                                                             Ended                          Ended
                                                         September 30,   Year Ended     September 30,   Year Ended
                                                             2000         March 31,         2000         March 31,
                                                          (Unaudited)        2000        (Unaudited)       2000
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                   $      873,843        680,456         450,590        713,652
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                 --             --              --      (203,000)
---------------------------------------------------------------------------------------------------------------------
                                                        -------------------------------------------------------------

Net increase (decrease) in net assets resulting
from operations                                                873,843        680,456         450,590        510,652
---------------------------------------------------------------------------------------------------------------------
                                                        -------------------------------------------------------------
Distributions to shareholders from net investment income      (873,843)      (680,456)       (450,590)      (713,652)
---------------------------------------------------------------------------------------------------------------------
                                                        -------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                  220,277,091    287,875,213      76,016,579    128,656,343
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                  855,478        643,104         448,728        655,873
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                   (191,894,047)  (256,673,986)    (73,016,696)  (141,723,917)
---------------------------------------------------------------------------------------------------------------------
                                                        -------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                29,238,522     31,844,331       3,448,611    (12,411,701)
---------------------------------------------------------------------------------------------------------------------
Capital contribution from Scudder Kemper (see Note 5)               --             --              --        203,000
---------------------------------------------------------------------------------------------------------------------
                                                        -------------------------------------------------------------
Increase (decrease) in net assets                           29,238,522     31,844,331       3,448,611   (12,411,701)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                           47,174,134     15,329,803      23,213,326     35,625,027
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                             $   76,412,656     47,174,134      26,661,937     23,213,326
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

--------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------


Year ended March 31,                             2000(c)        2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .02         .03         .02        .03         .03        .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                           (.02)       (.03)       (.02)      (.03)       (.03)      (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                1.67**      2.59        2.50       2.90        3.03       3.03
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          187,277     242,356     184,497    104,198      60,575     18,527
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     1.16*        .97         .98        .98         .96       1.14
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)       .83*        .80         .80        .80         .44        .80
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  3.31*       2.58        2.41       2.83        2.96       2.95
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund
--------------------------------------------------------------------------------

Year ended March 31,                                            2000(c)         2000          1999        1998(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.00     $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                           .02           .03           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                  (.02)         (.03)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    1.00     $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                              1.72**        2.58          2.50          2.42**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         24,170        21,114         6,003         3,195
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                   1.29*         1.39          1.12          1.11*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                     .92*          .90           .90           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                3.40*         2.61          2.40          2.76*
---------------------------------------------------------------------------------------------------------------------

(a)      For the period May 21, 1997 (commencement of operations) to March 31,
         1998.

(b) Total returns would have been lower had certain expenses not been reduced.

(c)      For the six months ended September 30, 2000 (Unaudited).

*        Annualized

**       Not annualized

--------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund
--------------------------------------------------------------------------------


Year ended March 31,                                            2000(d)         2000          1999        1998(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                           .02           .02           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                  (.02)         (.02)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                              1.72**        2.57          2.50          2.41**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         42,614        37,444        20,454         7,611
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                   1.37*         1.13          1.09           .99*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                     .92*          .90           .85           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                3.39*         2.58          2.36          2.74*
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund
--------------------------------------------------------------------------------

Year ended March 31,                                            2000(d)         2000          1999        1998(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                           .02           .02           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                  (.02)         (.02)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                              1.58**        2.38          2.26          2.22**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         76,413        47,174        15,330         4,665
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                   1.55*         1.13          1.12          1.12*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                     .92*          .90           .90           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                3.11*         2.42          2.13          2.55*
---------------------------------------------------------------------------------------------------------------------

(a)      For the period May 22, 1997 (commencement of operations) to March 31,
         1998.

(b)      For the period May 23, 1997 (commencement of operations) to March 31,
         1998.

(c) Total returns would have been lower had certain expenses not been reduced.

(d)      For the six months ended September 30, 2000 (Unaudited).

*        Annualized

**       Not annualized

--------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund
--------------------------------------------------------------------------------

Year ended March 31,                                                          2000(d)         2000        1999(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $    1.00     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         .02           .03           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                (.02)         (.03)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    1.00     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                            1.80**        2.77(c)       2.41**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                       26,662        23,213        35,625
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                  .87*          .91           .87*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                   .75*          .75           .75*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                              3.56*         2.65          2.62*
---------------------------------------------------------------------------------------------------------------------

(a)      For the period April 6, 1998 (commencement of operations) to March 31,
         1999.

(b) Total returns would have been lower had certain expenses not been reduced.

(c) Total return for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from Scudder Kemper (see Note 5). Without this capital contribution, total return would have been lower.

(d)      For the six months ended September 30, 2000 (Unaudited).

*        Annualized

**       Not annualized

   Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers five series of shares -- Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. Each Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets declining to 0.15% of average daily net assets in excess of $3 billion. For the six months ended September 30, 2000, the Funds incurred the following management fees:

Fund                                                                                            Management
                                                                                                   fee     Effective
                                                                                               imposed ($)  rate (%)
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                             275,444     .22
---------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                                         25,121     .22
---------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                              43,687     .22
---------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                           61,667     .22
---------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                             27,862     .22
---------------------------------------------------------------------------------------------------------------------

Distribution Agreement. Pursuant to a distribution services agreement, Kemper Distributors, Inc. ("KDI") serves as distributor, administrator and principal underwriter to each Fund. For distribution services, the Funds pays KDI an annual fee of 0.33% of average daily net assets of each Fund. KDI has related administration services agreements with various firms to provide cash management and other services for each Fund's shareholders. Under these agreements, KDI pays such firms at an annual rate ranging from 0.15% to 0.33% of the average daily net assets of those accounts that they maintain and service. For the six months ended September 30, 2000, the Funds incurred fees as follows:

Fund                                                                                           Distribution
                                                                                  Distribution fee waived    Unpaid at
                                                                                      fee      by Scudder  September 30,
                                                                                  imposed ($)  Kemper ($)    2000 ($)
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                448,511    177,501      89,517
---------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                            57,094         --      14,321
---------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                 94,335      4,954          --
---------------------------------------------------------------------------------------------------------------------
 Investors New Jersey Municipal Cash Fund                                            115,303     24,851      59,951
---------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                39,464         --       7,537
---------------------------------------------------------------------------------------------------------------------


KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms based on the average daily net assets of those accounts they maintain and service at an annual rate of 0.50% for each Fund, except the Investors Michigan Municipal Cash Fund, for which it pays firms at an annual rate of 0.35%.

Shareholder Services Agreement. Pursuant to a services agreement with the Trust's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the six months ended September 30, 2000, KSvC received shareholder services fees as follows:

Fund                                                                                        Shareholder
                                                                                            Services
                                                                                            fee waived    Unpaid at
                                                                                   Fee      by Scudder   September 30,
                                                                                imposed ($) Kemper ($)    2000 ($)
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                   --     235,464         --
---------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                           8,272      42,230         --
---------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                   --      82,881         --
---------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                --     150,011         --
---------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                               6,217      15,198     10,569
---------------------------------------------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the six months ended September 30, 2000, the Trust made no payments to its officers and incurred trustees' fees of $19,194 to independent trustees.

3. Expense Off-Set Arrangements

Each Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. For the six months ended September 30, 2000, each Fund's custodian and transfer agent fees were reduced as follows:

Fund                                                                                          Custodian    Transfer
                                                                                                 fee      agent fee
                                                                                            reduction ($) reduction ($)
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                            1,587        1,093
---------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                                          79           93
---------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                              244          162
---------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                           128          214
---------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                             132          103
---------------------------------------------------------------------------------------------------------------------

4. Line of Credit

Each Fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely dispositions of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Capital Contribution

On April 15, 1999, Scudder Kemper purchased Michigan Strategic Fund, Thorn Apple Valley, Inc. Project, from the Investors Michigan Municipal Cash Fund for $203,000 in excess of the security's value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from Scudder Kemper. Scudder Kemper received no shares of the Fund or other consideration in exchange for such contribution.